UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	875,825	$24,891
EuroPacific Growth Fund, Class R-6	285,515	14,218
The Growth Fund of America, Class R-6	554,735	24,891
The New Economy Fund, Class R-6	362,258	14,219
New Perspective Fund, Class R-6	651,766	24,891
New World Fund, Inc., Class R-6	233,322	14,219
SMALLCAP World Fund, Inc., Class R-6	501,766	24,892
		142,221
Growth-and-income funds 45.0%
American Mutual Fund, Class R-6	791,512	28,447
Capital World Growth and Income Fund, Class R-6	533,194	24,890
Fundamental Investors, Class R-6	537,851	28,447
International Growth and Income Fund, Class R-6	398,443	14,217
The Investment Company of America, Class R-6	823,158	32,004
Washington Mutual Investors Fund, Class R-6	784,806	32,004
		160,009
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	568,050	14,207
Capital Income Builder, Class R-6	177,227	10,664
The Income Fund of America, Class R-6	496,200	10,648
		35,519
Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	1,295,513	17,995
Total investment securities 100.0% (cost: $311,400,000)		355,744
Other assets less liabilities 0.0%		(187)
Net assets 100.0%		$355,557
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$44,574
Gross unrealized depreciation on investment securities	(230)
Net unrealized appreciation on investment securities	44,344
Cost of investment securities	311,400
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 1 of 16

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	2,898,487	$82,375
EuroPacific Growth Fund, Class R-6	949,995	47,310
The Growth Fund of America, Class R-6	1,830,340	82,127
The New Economy Fund, Class R-6	1,204,155	47,263
New Perspective Fund, Class R-6	2,151,581	82,169
New World Fund, Inc., Class R-6	773,202	47,119
SMALLCAP World Fund, Inc., Class R-6	1,661,912	82,448
		470,811
Growth-and-income funds 44.9%
American Mutual Fund, Class R-6	2,617,509	94,073
Capital World Growth and Income Fund, Class R-6	1,765,906	82,432
Fundamental Investors, Class R-6	1,778,659	94,073
International Growth and Income Fund, Class R-6	1,327,797	47,376
The Investment Company of America, Class R-6	2,722,724	105,860
Washington Mutual Investors Fund, Class R-6	2,595,801	105,857
		529,671
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	1,883,518	47,107
Capital Income Builder, Class R-6	587,764	35,366
The Income Fund of America, Class R-6	1,646,811	35,340
		117,813
Bond funds 5.1%
U.S. Government Securities Fund, Class R-6	4,323,559	60,054
Total investment securities 100.0% (cost: $946,900,000)		1,178,349
Other assets less liabilities 0.0%		(627)
Net assets 100.0%		$1,177,722
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$232,428
Gross unrealized depreciation on investment securities	(995)
Net unrealized appreciation on investment securities	231,433
Cost of investment securities	946,916
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 2 of 16

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 40.0%	Shares	Value (000)
AMCAP Fund, Class R-6	3,356,458	$95,390
EuroPacific Growth Fund, Class R-6	1,098,421	54,701
The Growth Fund of America, Class R-6	2,119,315	95,094
The New Economy Fund, Class R-6	1,394,670	54,741
New Perspective Fund, Class R-6	2,491,780	95,161
New World Fund, Inc., Class R-6	894,190	54,492
SMALLCAP World Fund, Inc., Class R-6	1,921,082	95,305
		544,884
Growth-and-income funds 44.9%
American Mutual Fund, Class R-6	3,026,921	108,788
Capital World Growth and Income Fund, Class R-6	2,043,242	95,378
Fundamental Investors, Class R-6	2,056,860	108,787
International Growth and Income Fund, Class R-6	1,536,157	54,810
The Investment Company of America, Class R-6	3,151,051	122,513
Washington Mutual Investors Fund, Class R-6	3,001,907	122,418
		612,694
Equity-income and Balanced funds 10.0%
American Balanced Fund, Class R-6	2,175,162	54,401
Capital Income Builder, Class R-6	680,358	40,937
The Income Fund of America, Class R-6	1,906,246	40,908
		136,246
Bond funds 5.1%
U.S. Government Securities Fund, Class R-6	5,004,651	69,515
Total investment securities 100.0% (cost: $1,098,577,000)		1,363,339
Other assets less liabilities 0.0%		(840)
Net assets 100.0%		$1,362,499
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$265,796
Gross unrealized depreciation on investment securities	(1,037)
Net unrealized appreciation on investment securities	264,759
Cost of investment securities	1,098,580
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 3 of 16

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 39.8%	Shares	Value (000)
AMCAP Fund, Class R-6	5,827,233	$165,610
EuroPacific Growth Fund, Class R-6	1,896,414	94,441
The Growth Fund of America, Class R-6	3,682,154	165,218
The New Economy Fund, Class R-6	2,400,890	94,235
New Perspective Fund, Class R-6	4,330,180	165,370
New World Fund, Inc., Class R-6	1,549,213	94,409
SMALLCAP World Fund, Inc., Class R-6	3,343,549	165,874
		945,157
Growth-and-income funds 41.6%
American Mutual Fund, Class R-6	4,852,526	174,400
Capital World Growth and Income Fund, Class R-6	3,239,988	151,242
Fundamental Investors, Class R-6	3,300,977	174,589
International Growth and Income Fund, Class R-6	2,600,770	92,795
The Investment Company of America, Class R-6	5,111,900	198,751
Washington Mutual Investors Fund, Class R-6	4,840,114	197,380
		989,157
Equity-income and Balanced funds 13.6%
American Balanced Fund, Class R-6	4,472,977	111,869
Capital Income Builder, Class R-6	1,762,024	106,021
The Income Fund of America, Class R-6	4,933,506	105,873
		323,763
Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	8,534,810	118,548
Total investment securities 100.0% (cost: $1,907,009,000)		2,376,625
Other assets less liabilities 0.0%		(1,166)
Net assets 100.0%		$2,375,459
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$471,396
Gross unrealized depreciation on investment securities	(1,787)
Net unrealized appreciation on investment securities	469,609
Cost of investment securities	1,907,016
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 4 of 16

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 39.9%	Shares	Value (000)
AMCAP Fund, Class R-6	6,373,141	$181,125
EuroPacific Growth Fund, Class R-6	2,079,367	103,552
The Growth Fund of America, Class R-6	4,028,893	180,776
The New Economy Fund, Class R-6	2,631,476	103,285
New Perspective Fund, Class R-6	4,744,449	181,191
New World Fund, Inc., Class R-6	1,702,310	103,739
SMALLCAP World Fund, Inc., Class R-6	3,657,906	181,469
		1,035,137
Growth-and-income funds 36.3%
American Mutual Fund, Class R-6	4,537,763	163,087
Capital World Growth and Income Fund, Class R-6	2,973,654	138,810
Fundamental Investors, Class R-6	3,087,274	163,286
International Growth and Income Fund, Class R-6	2,455,236	87,603
The Investment Company of America, Class R-6	4,888,140	190,051
Washington Mutual Investors Fund, Class R-6	4,917,629	200,541
		943,378
Equity-income and Balanced funds 18.8%
American Balanced Fund, Class R-6	7,527,140	188,254
Capital Income Builder, Class R-6	2,482,669	149,382
The Income Fund of America, Class R-6	6,951,239	149,174
		486,810
Bond funds 5.0%
U.S. Government Securities Fund, Class R-6	9,399,792	130,563
Total investment securities 100.0% (cost: $2,073,586,000)		2,595,888
Other assets less liabilities 0.0%		(890)
Net assets 100.0%		$2,594,998
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$524,208
Gross unrealized depreciation on investment securities	(1,906)
Net unrealized appreciation on investment securities	522,302
Cost of investment securities	2,073,586
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 5 of 16

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 36.7%	Shares	Value (000)
AMCAP Fund, Class R-6	8,386,959	$238,357
EuroPacific Growth Fund, Class R-6	2,931,932	146,010
The Growth Fund of America, Class R-6	5,308,190	238,179
The New Economy Fund, Class R-6	3,267,221	128,239
New Perspective Fund, Class R-6	6,703,776	256,017
New World Fund, Inc., Class R-6	2,102,282	128,113
SMALLCAP World Fund, Inc., Class R-6	4,703,160	233,324
		1,368,239
Growth-and-income funds 34.7%
American Mutual Fund, Class R-6	6,178,208	222,045
Capital World Growth and Income Fund, Class R-6	3,966,922	185,176
Fundamental Investors, Class R-6	4,197,594	222,011
International Growth and Income Fund, Class R-6	3,116,588	111,200
The Investment Company of America, Class R-6	6,669,849	259,323
Washington Mutual Investors Fund, Class R-6	7,273,796	296,625
		1,296,380
Equity-income and Balanced funds 19.9%
American Balanced Fund, Class R-6	11,863,774	296,713
Capital Income Builder, Class R-6	3,693,236	222,222
The Income Fund of America, Class R-6	10,339,608	221,888
		740,823
Bond funds 8.7%
U.S. Government Securities Fund, Class R-6	23,438,211	325,557
Total investment securities 100.0% (cost: $2,993,470,000)		3,730,999
Other assets less liabilities 0.0%		(2,246)
Net assets 100.0%		$3,728,753
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding shares. Further details on this holding and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
U.S. Government Securities Fund, Class R-6	10,366,641	13,382,943	311,373	23,438,211	$2,420	$325,557
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 6 of 16

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$739,150
Gross unrealized depreciation on investment securities	(1,633)
Net unrealized appreciation on investment securities	737,517
Cost of investment securities	2,993,482
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 7 of 16

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 29.9%	Shares	Value (000)
AMCAP Fund, Class R-6	6,924,271	$196,788
EuroPacific Growth Fund, Class R-6	2,495,380	124,270
The Growth Fund of America, Class R-6	4,266,788	191,451
The New Economy Fund, Class R-6	2,020,455	79,303
New Perspective Fund, Class R-6	5,698,632	217,630
New World Fund, Inc., Class R-6	1,561,666	95,168
SMALLCAP World Fund, Inc., Class R-6	3,719,538	184,526
		1,089,136
Growth-and-income funds 33.1%
American Mutual Fund, Class R-6	5,745,817	206,505
Capital World Growth and Income Fund, Class R-6	3,674,189	171,511
Fundamental Investors, Class R-6	3,908,646	206,728
International Growth and Income Fund, Class R-6	2,844,128	101,478
The Investment Company of America, Class R-6	6,270,286	243,789
Washington Mutual Investors Fund, Class R-6	6,798,031	277,224
		1,207,235
Equity-income and Balanced funds 18.6%
American Balanced Fund, Class R-6	10,824,607	270,723
Capital Income Builder, Class R-6	3,380,988	203,434
The Income Fund of America, Class R-6	9,401,653	201,760
		675,917
Bond funds 18.4%
American Funds Inflation Linked Bond Fund, Class R-6	6,810,286	66,536
American Funds Mortgage Fund, Class R-6	10,566,347	107,143
Capital World Bond Fund, Class R-6	5,128,902	107,143
Intermediate Bond Fund of America, Class R-6	7,920,099	107,159
U.S. Government Securities Fund, Class R-6	20,275,604	281,628
		669,609
Total investment securities 100.0% (cost: $2,956,767,000)		3,641,897
Other assets less liabilities 0.0%		(2,372)
Net assets 100.0%		$3,639,525
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 8 of 16

unaudited
Investments in affiliates

These holdings are an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the outstanding shares of each. Further details on these holdings and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	—	10,566,347	—	10,566,347	$399	$107,143
American Funds Inflation Linked Bond Fund, Class R-6	—	6,810,286	—	6,810,286	13	66,536
					$412	$173,679
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$691,485
Gross unrealized depreciation on investment securities	(6,429)
Net unrealized appreciation on investment securities	685,056
Cost of investment securities	2,956,841
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 9 of 16

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 17.1%	Shares	Value (000)
AMCAP Fund, Class R-6	4,950,028	$140,680
EuroPacific Growth Fund, Class R-6	2,022,353	100,713
The Growth Fund of America, Class R-6	2,970,169	133,271
New Perspective Fund, Class R-6	4,552,481	173,859
New World Fund, Inc., Class R-6	543,512	33,122
SMALLCAP World Fund, Inc., Class R-6	1,626,094	80,671
		662,316
Growth-and-income funds 31.7%
American Mutual Fund, Class R-6	6,290,463	226,079
Capital World Growth and Income Fund, Class R-6	4,046,789	188,904
Fundamental Investors, Class R-6	3,928,797	207,794
International Growth and Income Fund, Class R-6	2,717,084	96,946
The Investment Company of America, Class R-6	6,364,464	247,450
Washington Mutual Investors Fund, Class R-6	6,483,681	264,405
		1,231,578
Equity-income and Balanced funds 19.6%
American Balanced Fund, Class R-6	12,169,513	304,360
Capital Income Builder, Class R-6	3,789,044	227,987
The Income Fund of America, Class R-6	10,659,520	228,753
		761,100
Bond funds 31.6%
American Funds Inflation Linked Bond Fund, Class R-6	12,649,874	123,589
American Funds Mortgage Fund, Class R-6	18,983,668	192,494
The Bond Fund of America, Class R-6	10,476,847	133,266
Capital World Bond Fund, Class R-6	9,161,051	191,374
Intermediate Bond Fund of America, Class R-6	22,152,466	299,723
U.S. Government Securities Fund, Class R-6	20,806,060	288,996
		1,229,442
Total investment securities 100.0% (cost: $3,301,910,000)		3,884,436
Other assets less liabilities 0.0%		(2,364)
Net assets 100.0%		$3,882,072
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 10 of 16

unaudited
Investments in affiliates

These holdings are an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the outstanding shares of each. Further details on these holdings and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	15,313,105	3,878,685	208,122	18,983,668	$1,994	$192,494
American Funds Inflation Linked Bond Fund, Class R-6	—	12,728,597	78,723	12,649,874	14	123,589
					$2,008	$316,083
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$588,858
Gross unrealized depreciation on investment securities	(6,380)
Net unrealized appreciation on investment securities	582,478
Cost of investment securities	3,301,958
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 11 of 16

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 12.0%	Shares	Value (000)
AMCAP Fund, Class R-6	2,789,927	$79,290
EuroPacific Growth Fund, Class R-6	861,079	42,882
The Growth Fund of America, Class R-6	1,280,066	57,436
New Perspective Fund, Class R-6	2,278,371	87,011
		266,619
Growth-and-income funds 28.2%
American Mutual Fund, Class R-6	3,472,066	124,786
Capital World Growth and Income Fund, Class R-6	2,231,505	104,167
Fundamental Investors, Class R-6	1,949,625	103,115
International Growth and Income Fund, Class R-6	1,159,801	41,382
The Investment Company of America, Class R-6	3,286,986	127,798
Washington Mutual Investors Fund, Class R-6	3,061,718	124,857
		626,105
Equity-income and Balanced funds 20.3%
American Balanced Fund, Class R-6	6,615,011	165,441
Capital Income Builder, Class R-6	2,364,980	142,301
The Income Fund of America, Class R-6	6,630,939	142,300
		450,042
Bond funds 39.5%
American Funds Inflation Linked Bond Fund, Class R-6	5,666,851	55,365
American Funds Mortgage Fund, Class R-6	15,442,811	156,590
American High-Income Trust, Class R-6	3,839,929	43,545
The Bond Fund of America, Class R-6	12,308,775	156,568
Capital World Bond Fund, Class R-6	4,902,482	102,413
Intermediate Bond Fund of America, Class R-6	13,326,984	180,314
U.S. Government Securities Fund, Class R-6	13,195,747	183,289
		878,084
Total investment securities 100.0% (cost: $1,930,719,000)		2,220,850
Other assets less liabilities 0.0%		(1,509)
Net assets 100.0%		$2,219,341
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 12 of 16

unaudited
Investments in affiliates

These holdings are an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the outstanding shares of each. Further details on these holdings and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	9,382,696	6,060,115	—	15,442,811	$1,367	$156,590
American Funds Inflation Linked Bond Fund, Class R-6	—	5,666,851	—	5,666,851	8	55,365
					$1,375	$211,955
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$294,557
Gross unrealized depreciation on investment securities	(4,431)
Net unrealized appreciation on investment securities	290,126
Cost of investment securities	1,930,724
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 13 of 16

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2014
unaudited
Fund investments Growth funds 4.9%	Shares	Value (000)
AMCAP Fund, Class R-6	895,215	$25,442
The Growth Fund of America, Class R-6	282,947	12,696
New Perspective Fund, Class R-6	666,399	25,450
		63,588
Growth-and-income funds 24.8%
American Mutual Fund, Class R-6	2,127,545	76,464
Capital World Growth and Income Fund, Class R-6	1,092,619	51,004
Fundamental Investors, Class R-6	960,654	50,809
International Growth and Income Fund, Class R-6	357,690	12,762
The Investment Company of America, Class R-6	1,636,430	63,624
Washington Mutual Investors Fund, Class R-6	1,560,367	63,632
		318,295
Equity-income and Balanced funds 24.9%
American Balanced Fund, Class R-6	3,577,325	89,469
Capital Income Builder, Class R-6	1,913,969	115,163
The Income Fund of America, Class R-6	5,358,936	115,003
		319,635
Bond funds 45.4%
American Funds Inflation Linked Bond Fund, Class R-6	8,202,249	80,136
American Funds Mortgage Fund, Class R-6	8,525,149	86,445
American High-Income Trust, Class R-6	5,633,355	63,882
The Bond Fund of America, Class R-6	8,510,885	108,258
Capital World Bond Fund, Class R-6	3,052,938	63,776
Intermediate Bond Fund of America, Class R-6	8,590,156	116,225
U.S. Government Securities Fund, Class R-6	4,611,445	64,053
		582,775
Total investment securities 100.0% (cost: $1,189,701,000)		1,284,293
Other assets less liabilities 0.0%		(597)
Net assets 100.0%		$1,283,696
Investments in affiliates

These holdings are an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of the outstanding shares of each. Further details on these holdings and related transactions during the nine months ended July 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2014 (000)
American Funds Mortgage Fund, Class R-6	11,031,750	1,336,604	3,843,205	8,525,149	$1,038	$86,445
American Funds Inflation Linked Bond Fund, Class R-6	—	8,586,765	384,516	8,202,249	10	80,136
					$1,048	$166,581
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 14 of 16

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$97,334
Gross unrealized depreciation on investment securities	(2,744)
Net unrealized appreciation on investment securities	94,590
Cost of investment securities	1,189,703
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 15 of 16

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2014, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-850-0914O-S42245	American Funds Target Date Retirement Series — Page 16 of 16

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 26, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 26, 2014